MANAGING CAPITAL (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities
2021 Derivative warrant liabilities	$ 405,508
Equity	52,228,111	$ 1,977,517	$ (14,445,765)	$ (8,332,838)
Capital	61,049,879	9,694,928	219,904
2017 Convertible notes
Disclosure of contingent liabilities
Convertible Note			5,400,189
2019 Convertible notes
Disclosure of contingent liabilities
Convertible Note	6,587,429	6,195,357	$ 9,265,480
2020 Convertible notes.
Disclosure of contingent liabilities
2020 Convertible notes and warrants and derivative warrant liabilities	$ 1,828,831	$ 1,522,054